Income Tax (Schedule of Deferred Tax Assets and Liabilities Recognized) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	₪ (117)	₪ (114)
Changes recognized in profit or loss	(14)	(2)
Changes recognized in other comprehensive income		(1)
Balance of deferred tax asset (liability)	(131)	(117)
Deferred tax asset	74	93
Offset of balances	(74)	(92)
Deferred tax asset in the consolidated statements of financial position as at December 31, 2017		1
Deferred tax liability	(205)	(210)
Offset of balances	74	92
Deferred tax liability in the consolidated statements of financial position as at December 31, 2017	(131)	(118)
Allowance for doubtful debts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	43	53
Changes recognized in profit or loss		(10)
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability)	43	43
Deferred tax asset	43	43
Deferred tax liability
Property, plant and equipment and intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	(184)	(201)
Changes recognized in profit or loss	(13)	17
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability)	(197)	(184)
Deferred tax asset	5	23
Deferred tax liability	(202)	(207)
Hedging transactions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		1
Changes recognized in profit or loss		(1)
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability)
Deferred tax asset
Deferred tax liability
Carry forward tax deductions and losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		8
Changes recognized in profit or loss		(8)
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability)
Deferred tax asset
Deferred tax liability
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	24	25
Changes recognized in profit or loss	(1)
Changes recognized in other comprehensive income		(1)
Balance of deferred tax asset (liability)	23	24
Deferred tax asset	26	27
Deferred tax liability	₪ (3)	₪ (3)